Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 1,145,915	$ 909,517	$ 876,729
Cost of services	(997,265)	(844,039)	(873,948)
Gross profit	148,650	65,478	2,781
Selling, general and administrative expenses (excluding Amortization)	(49,173)	(47,530)	(28,071)
Amortization	(18,774)	(18,865)	(18,042)
Operating income / (loss)	80,703	(917)	(43,332)
Interest expense, net	(45,826)	(34,126)	(15,174)
Other (expense) / income, net	(5,031)	5,242	(2,073)
Income / (loss) before income tax	29,846	(29,801)	(60,579)
Income tax expense	(17,266)	(6,619)	(3,989)
Net income / (loss)	$ 12,580	$ (36,420)	$ (64,568)
Weighted average shares outstanding (Note 17):
Basic	94,748,324	92,962,048	91,043,830
Diluted	94,748,324	92,962,048	91,043,830
Net earnings per share (Note 17):
Basic	$ 0.13	$ (0.39)	$ (0.71)
Diluted	$ 0.13	$ (0.39)	$ (0.71)